Income taxes (Tables)	6 Months Ended
Oct. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of reconciliation between of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Loss before tax	(2,019,092)	(1,505,248)	(1,156,784)
Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.9%	1.0%	1.0%
Deferred tax assets on temporary differences not recognized	16.1%	16.0%	16.0%
Effective tax rate	-	-	-

Schedule of deferred tax

Significant components of deferred tax were as follows:

	As of,
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Net operating loss carried forward	10,094,281	11,507,805	8,843,748
Deferred tax assets, gross	1,716,028	1,956,327	1,503,437
Valuation allowance	(1,716,028)	(1,956,327)	(1,503,437)
Deferred tax assets, net of valuation allowance	-	-	-